Income Taxes - Summary of Deferred Tax Assets Not Recognized and Tax Losses Carried Forward (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Deductible Temporary Differences and Unused Tax Losses for Which No Deferred Tax Assets Recognised	$ 161,700,881	$ 112,443,109
Net operating losses - United States [Member]
Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	77,415,498	55,395,751
Non-capital losses - Canada [Member]
Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	68,018,286	45,619,846
Foreign tax losses [Member]
Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	157,602	865,599
Investment tax credits and research and development expenditures [Member]
Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,603,163	6,603,287
Property and equipment [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	948,765	753,467
Share issuance costs [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	6,510,677	1,282,965
Other [Member]
Income Tax [Line Items]
Deductible Temporary Differences and Unused Tax Losses for Which No Deferred Tax Assets Recognised	$ 2,046,890	$ 1,922,194